Short-term Investments (Tables)	12 Months Ended
Dec. 31, 2024
Short-term Investments [Abstract]
Summary of short-term investments
The following is a summary of short-term investments:

	December 31, 2023	December 31, 2024
	RMB in thousands
Financial products	1,596,512	2,281,780
Investments in publicly traded companies	1,056,553	424,755

Total	2,653,065	2,706,535